Post-employment benefits for employees	12 Months Ended
Dec. 31, 2025
Disclosure of defined benefit plans [abstract]
Post-employment benefits for employees
24. Post-employment benefits for employees
Defined benefit plans
In addition to the legally required social security schemes, the Company has numerous independent pension and other post-employment benefit plans. In most cases, these plans have externally administered funding in entities that are legally separate from the Company. For certain Company entities, however, no independent plan assets exist for the pension and other post-employment benefit obligations of employees. In these cases, the related unfunded liability is included in the balance sheet. The defined benefit obligations (DBOs) of all major pension and other post-employment benefit plans are reappraised annually by independent actuaries using the projected unit credit method. Plan assets are recognized at fair value.
The major plans are based in Switzerland, the United States, the United Kingdom and Germany, which represent 96% (2024: 96%) of the Company’s total DBO for pension plans. Details of the plans in the two most significant countries, Switzerland and the United States, which represent 85% (2024: 85%) of the Company’s total DBO for post-employment benefit plans, are provided below.
Swiss-based pension plans represent the most significant portion of the Company’s total DBO and plan assets. For active insured members the benefits are linked to contributions paid into the plan, interest credits granted and conversion rates applied.
All benefits granted under Swiss-based pension plans are vested, and Swiss legislation prescribes that the employer has to contribute a fixed percentage of an employee’s pay to an external pension fund. Additional employer contributions may be required whenever the plan’s statutory funding ratio falls below a certain level. The employee also contributes to the plan. The pension plans are run by separate legal entities, each governed by a board of trustees that – for the principal plans – consists of representatives nominated by Novartis and the active insured employees. The boards of trustees are responsible for the plan design and asset investment strategy.
The United States pension plans represent the second-largest component of the Company’s total DBO and plan assets. The principal plans (Qualified Plans) are funded, whereas plans providing additional benefits for executives (Restoration Plans) are unfunded. Employer contributions are required for Qualified Plans whenever the statutory funding ratio falls below a certain level.
Furthermore, in certain countries, employees are covered under other post-employment benefit plans and post-retirement medical plans.
In the US, other post-employment benefit plans consist primarily of post-employment healthcare benefits, which have been closed to new members since 2015. There is no statutory funding requirement for these plans. The Company is funding these plans to the extent that it is tax efficient.
The following tables are a summary of the funded and unfunded defined benefit obligation for pension and other post-employment benefit plans of employees at December 31, 2025 and 2024:
	Pension plans		Other post-employment benefit plans

(USD millions)	2025	2024	2025	2024

Benefit obligation at January 1	17 775	19 037	392	440

Current service cost	292	259	8	9

Interest cost	365	398	22	23

Past service costs and settlements	63	-85	-23	12

Administrative expenses	26	24

Remeasurement (gains)/losses arising from changes in financial assumptions [1]	-587	431	7	-10

Remeasurement (gains)/losses arising from changes in demographic assumptions		-98	-7

Experience-related remeasurement losses/(gains)	273	76	-41	-43

Currency translation effects	1 988	-1 065	7	-13

Benefit payments	-1 428	-1 373	-31	-26

Contributions of employees	177	176

Effect of acquisitions, divestments or transfers	28	-5

Benefit obligation at December 31	18 972	17 775	334	392

Fair value of plan assets at January 1	18 868	19 934	81	71

Interest income	333	369	4	3

Return on plan assets excluding interest income	960	682	12	7

Currency translation effects	2 297	-1 187

Novartis contributions	418	381	31	26

Contributions of employees	177	176

Settlements		-110

Benefit payments	-1 428	-1 373	-31	-26

Effect of acquisitions, divestments or transfers	-3	-4

Fair value of plan assets at December 31	21 622	18 868	97	81

Funded status	2 650	1 093	-237	-311

Limitation on recognition of fund surplus at January 1	-60	-2 167

Change in limitation on recognition of fund surplus [2]	2	2 034

Currency translation effects		100

Interest income on limitation of fund surplus	-2	-27

Limitation on recognition of fund surplus at December 31	-60	-60

Net asset/(liability) in the balance sheet at December 31	2 590	1 033	-237	-311

[1] The remeasurement (gains)/losses arising from changes in the financial assumptions is driven mainly by changes in the actuarial discount rates used to determine the benefit obligation.
[2] As at December 2024, the limitation on recognition of fund surplus (the asset ceiling) on pension plans in Switzerland that was recognized in 2023 was no longer required to be applied and therefore was reversed in 2024.

The reconciliation of the net asset/(liability) from January 1 to December 31 is as follows:
	Pension plans		Other post-employment benefit plans

(USD millions)	2025	2024	2025	2024

Net asset/(liability) at January 1	1 033	-1 270	-311	-369

Current service cost	-292	-259	-8	-9

Net interest expense	-34	-56	-18	-20

Administrative expenses	-26	-24

Past service costs and settlements	-63	-25	23	-12

Remeasurements	1 274	273	53	60

Currency translation effects	309	-22	-7	13

Novartis contributions	418	381	31	26

Effect of acquisitions, divestments or transfers	-31	1

Change in limitation on recognition of fund surplus [1]	2	2 034

Net asset/(liability) at December 31	2 590	1 033	-237	-311

Amounts recognized in the consolidated balance sheet

Prepaid post-employment benefit plans	4 225	2 604

Accrued liability for defined benefit pension plans	-1 635	-1 571	-237	-311

[1] As at December 2024, the limitation on recognition of fund surplus (the asset ceiling) on pension plans in Switzerland that was recognized in 2023 was no longer required to be applied and therefore was reversed in 2024.

The following table shows a breakdown of the DBO for pension plans by geography and type of member, and the breakdown of plan assets into the geographical locations in which they are held:
	2025				2024

(USD millions)	Switzerland	United States	Rest of the world	Total	Switzerland	United States	Rest of the world	Total

Benefit obligation at December 31	13 820	2 408	2 744	18 972	12 843	2 374	2 558	17 775

Thereof unfunded		498	437	935		501	378	879

By type of member

Active	5 823	237	705	6 765	5 447	259	652	6 358

Deferred pensioners		782	767	1 549		743	824	1 567

Pensioners	7 997	1 389	1 272	10 658	7 396	1 372	1 082	9 850

Fair value of plan assets at December 31	17 831	1 784	2 007	21 622	15 225	1 746	1 897	18 868

Funded status	4 011	-624	-737	2 650	2 382	-628	-661	1 093

The following table shows a breakdown of the DBO for other post-employment benefit plans by geography and type of member, and the breakdown of plan assets into the geographical locations in which they are held:
	2025			2024

(USD millions)	United States	Rest of the world	Total	United States	Rest of the world	Total

Benefit obligation at December 31	245	89	334	314	78	392

Thereof unfunded	148	89	237	233	78	311

By type of member

Active	47	11	58	28	10	38

Pensioners	198	78	276	286	68	354

Fair value of plan assets at December 31	97		97	81		81

Funded status	-148	-89	-237	-233	-78	-311

The following table shows the principal weighted average actuarial assumptions, for the major plans, used for calculating defined benefit plans and other post-employment benefits of employees:
	Pension plans			Other post-employment benefit plans

	2025	2024	2023	2025	2024	2023

Weighted average assumptions used to determine benefit obligations at December 31
Discount rate	2.1%	1.9%	2.2%	5.2%	5.5%	5.5%

Expected rate of pension increase	0.3%	0.3%	0.3%

Expected rate of salary increase	2.3%	2.6%	3.0%

Interest on savings account	2.0%	2.0%	1.3%

Current average life expectancy for a 65-year-old male in years	22	22	22	21	21	21

Current average life expectancy for a 65-year-old female in years	24	24	24	23	23	23

Changes in the aforementioned actuarial assumptions can result in volatility in the accounting for the Company’s pension plans in the consolidated financial statements. This can result in substantial changes in the Company’s other comprehensive income, long-term liabilities and other non-current assets.
The DBO is significantly impacted by assumptions regarding the rate that is used to discount the actuarially determined post-employment benefit liability. This rate is based on yields of high-quality corporate bonds in the country of the plan. Decreasing corporate bond yields decrease the discount rate, so that the DBO increases and the funded status decreases.
The impact of decreasing interest rates on a plan’s assets is more difficult to predict. A significant part of the plan assets is invested in bonds. Bond values usually rise when interest rates decrease and may therefore partially compensate for the decrease in the funded status. Furthermore, pension assets also include significant holdings of equity instruments. Share prices usually tend to rise when interest rates decrease and therefore often counteract the negative impact of the rising defined benefit obligation on the funded status (although the correlation of interest rates with equities is not as strong as with bonds, especially in the short term).
The expected rate for pension increases significantly affects the DBO of most plans in Switzerland, Germany and the United Kingdom. Such pension increases also decrease the funded status, although there is no strong correlation between the value of the plan assets and pension/inflation increases.
Assumptions regarding life expectancy significantly impact the DBO. An increase in longevity increases the DBO. There is no offsetting impact from the plan assets, as no longevity bonds or swaps are held by the pension funds. The Company’s actuaries use mortality tables that take into account historic patterns and expected changes, such as further increases in longevity.
The mortality assumptions used for the pension plans in Switzerland were based on BVG 2020 tables with future improvements based on the Continuous Mortality Investigation (‘CMI’) model. For the pension and postretirement medical benefit plans in the US, the Society of Actuaries Pri-2012 mortality tables with generational improvements based on Scale MP-2021 are used.
The following table shows the sensitivity of the defined benefit pension obligation to the principal actuarial assumptions for the major plans in Switzerland, the United States, the United Kingdom and Germany on an aggregated basis:
(USD millions)	Change in 2025 year-end defined benefit pension obligation	Change in 2024 year-end defined benefit pension obligation

25 basis point increase in discount rate	-501	-484

25 basis point decrease in discount rate	528	511

One-year increase in life expectancy	638	611

25 basis point increase in rate of pension increase	344	329

25 basis point decrease in rate of pension increase	-53	-52

25 basis point increase of interest on savings account	45	43

25 basis point decrease of interest on savings account	-44	-41

25 basis point increase in rate of salary increase	40	41

25 basis point decrease in rate of salary increase	-41	-41

The healthcare cost trend rate assumptions used for other post-employment benefits in the US are as follows:
	2025	2024	2023

Healthcare cost trend rate assumed for next year	6.3%	6.5%	6.3%

Rate to which the cost trend rate is assumed to decline	4.5%	4.5%	4.5%

Year that the rate reaches the ultimate trend rate	2033	2033	2031

The following table shows the fair value of plan asset allocation of funded defined benefit pension plans at December 31, 2025 and 2024 on an aggregated basis:
(USD millions)	2025	2024

Equity securities	5 771	5 052

Debt securities	6 885	6 309

Real estate	4 284	3 775

Alternative investments	3 681	3 167

Cash and cash equivalents and other investments	1 001	565

Total	21 622	18 868

Cash and cash equivalents and most of the equity and debt securities have a quoted market price in an active market. Real estate, alternative investments (comprising hedge funds investments (approximately 64% in 2025; 66% 2024), infrastructure investments (approximately 33% in 2025; 31% in 2024), and private equity investments (approximately 3% in both 2025 and 2024)) and other investments (comprising mainly diversified investment funds and insurance contracts) generally have a quoted market price or a regularly updated net asset value.
The strategic allocation of assets of the different pension plans is determined, based upon the local requirements and the market and economic environment, with the objective of achieving an investment return that, together with the contributions paid by the Company and its employees, is sufficient to maintain reasonable control over the various funding risks of the respective pension plans. The asset allocation currently includes investments in shares of Novartis AG as per the below table:
	December 31, 2025	December 31, 2024

Investment in shares of Novartis AG

Number of shares (in millions)	2.3	2.3

Market value (in USD billions)	0.3	0.2

The weighted average duration of the major plans defined benefit pension obligation is 11.6 years (2024: 12.0 years).
The Company’s ordinary contribution to the various pension plans is based on the rules of each plan. Additional contributions are made whenever this is required by statute or law (i.e., usually when statutory funding levels fall below predetermined thresholds). None of the major plans are foreseen to require additional funding in the next year, as statutory funding levels remain above the predetermined thresholds.
The expected future cash flows over the upcoming 10 years in respect of pension and other post-employment benefit plans at December 31, 2025, were as follows:
(USD millions)	Pension plans	Other post- employment benefit plans

Company contributions

2026 (estimated)	394	27

Expected future benefit payments

2026	1 631	28

2027	1 380	29

2028	1 272	30

2029	1 228	30

2030	1 188	30

2031–2035	5 510	142

Defined contribution plans
In many subsidiaries, employees are covered by defined contribution plans. Contributions charged to the consolidated income statement for continuing operations for the defined contribution plans were:
(USD millions)	2025	2024	2023

Contributions for defined contribution plans continuing operations	556	556	477

The Company’s total personnel costs for continuing operations amounted to USD 13.2 billion in 2025 (2024: USD 12.7 billion; 2023: USD 12.7 billion).